Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the below disclosure provides information regarding the relationship between executive “compensation actually paid” for our Principal Executive Officer (“PEO”) and other Named Executive Officer (“Non-PEO NEO”) and certain financial performance of the Company for the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid PEO(2)	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (3)	Net Income/ (Loss) In ($000s)
2025	$1,673,404	$13,996,475	$839,526	$5,383,259	$170.85	$(21,260)
2024	$1,060,841	$1,220,664	$608,400	$657,152	$22.68	$(11,624)
2023	$738,166	$(29,333)	$455,686	$219,302	$25.08	$(17,882)
2022	$1,416,069	$(977,377)	$728,341	$836	$45.77	$15,811
2021	$2,836,108	$1,806,539	$1,250,901	$906,679	$92.06	$14575
(1)	Our PEO for each of fiscal years 2025, 2024, 2023, 2022 and 2021 was Dr. Young. Our Non-PEO NEO for each of such fiscal years was Mr. Fischer.

(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.

(3)	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.

		Summary Compensation Table Total	Subtract Stock Awards	Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end	Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end	Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year	Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year	Compensation Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2025	PEO	1,673,404	(983,482)	4,006,715	8,095,220	1,204,618	—	13,996,475
	Non-PEO NEO	839,526	(366,917)	1,488,668	2,992,533	429,449	—	5,383,259
2024	PEO	1,060,841	(404,029)	619,285	(36,290)	(19,143)	—	1,220,664
	Non-PEO NEO	608,400	(166,538)	234,911	(12,883)	(6,738)	—	657,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

PEO Total Compensation Amount	[1]	$ 1,673,404		$ 1,060,841		$ 738,166		$ 1,416,069		$ 2,836,108
PEO Actually Paid Compensation Amount	[2]	$ 13,996,475		1,220,664		(29,333)		(977,377)		1,806,539
Adjustment To PEO Compensation, Footnote
(3)	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.
		Summary Compensation Table Total	Subtract Stock Awards	Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end	Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end	Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year	Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year	Compensation Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2025	PEO	1,673,404	(983,482)	4,006,715	8,095,220	1,204,618	—	13,996,475
	Non-PEO NEO	839,526	(366,917)	1,488,668	2,992,533	429,449	—	5,383,259
2024	PEO	1,060,841	(404,029)	619,285	(36,290)	(19,143)	—	1,220,664
	Non-PEO NEO	608,400	(166,538)	234,911	(12,883)	(6,738)	—	657,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 839,526		608,400		455,686		728,341		1,250,901
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 5,383,259		657,152		219,302		836		906,679
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.
		Summary Compensation Table Total	Subtract Stock Awards	Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end	Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end	Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year	Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year	Compensation Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2025	PEO	1,673,404	(983,482)	4,006,715	8,095,220	1,204,618	—	13,996,475
	Non-PEO NEO	839,526	(366,917)	1,488,668	2,992,533	429,449	—	5,383,259
2024	PEO	1,060,841	(404,029)	619,285	(36,290)	(19,143)	—	1,220,664
	Non-PEO NEO	608,400	(166,538)	234,911	(12,883)	(6,738)	—	657,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.

Compensation Actually Paid vs. Total Shareholder Return		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our total shareholder return performance for the past three fiscal years.
Compensation Actually Paid vs. Net Income		The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our net income performance for the past three fiscal years.
Total Shareholder Return Amount		$ 170.85	[3]	22.68	[2]	25.08	[3]	45.77	[3]	92.06	[3]
Net Income (Loss)		$ (21,260,000)		$ (11,624,000)		$ (17,882,000)		$ 15,811,000		$ 14,575,000
PEO Name		Dr. Young		Dr. Young		Dr. Young		Dr. Young		Dr. Young
PEO | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (983,482)		$ (404,029)		$ (221,354)		$ (514,257)		$ (1,888,762)
PEO | Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,006,715		619,285		268,308		489,662		1,300,180
PEO | Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,095,220		(36,290)		(330,785)		(1,288,940)		(289,295)
PEO | Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,204,618		(19,143)		(483,668)		(1,079,912)		(151,692)
PEO | Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Subtract Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(366,917)		(166,538)		(76,824)		(178,480)		(709,697)
Non-PEO NEO | Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,488,668		234,911		93,120		169,944		490,717
Non-PEO NEO | Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,992,533		(12,883)		(119,105)		(384,373)		(79,477)
Non-PEO NEO | Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		429,449		(6,738)		(133,575)		(334,596)		(45,765)
Non-PEO NEO | Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Our PEO for each of fiscal years 2025, 2024, 2023, 2022 and 2021 was Dr. Young. Our Non-PEO NEO for each of such fiscal years was Mr. Fischer.
[2]	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.
[3]	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.
		Summary Compensation Table Total	Subtract Stock Awards	Add Year-end Value of Awards Granted in Fiscal Year Unvested at Fiscal Year end	Change in Year end Value of Awards Granted in Prior Year Unvested as of Fiscal Year end	Change in Value through Vesting of Awards Granted in Prior Year Vested During Fiscal Year	Subtract Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions in Fiscal Year	Compensation Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2025	PEO	1,673,404	(983,482)	4,006,715	8,095,220	1,204,618	—	13,996,475
	Non-PEO NEO	839,526	(366,917)	1,488,668	2,992,533	429,449	—	5,383,259
2024	PEO	1,060,841	(404,029)	619,285	(36,290)	(19,143)	—	1,220,664
	Non-PEO NEO	608,400	(166,538)	234,911	(12,883)	(6,738)	—	657,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836
2021	PEO	2,836,108	(1,888,762)	1,300,180	(289,295)	(151,692)	—	1,806,539
	Non-PEO NEO	1,250,901	(709,697)	490,717	(79,477)	(45,765)	—	906,679

NOTE: There were no awards granted and vesting in the same fiscal year.